Share-based Compensation - Summary of Share Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Incentive Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options, Outstanding	53,737	53,737	53,737
Number of share options, Vested	53,737	53,737	53,737
Number of share options, Exercisable	53,737
Weighted average grant date fair value, Outstanding	$ 2.2624	$ 2.2624	$ 2.2624
Weighted average grant date fair value, Vested	2.2624	2.2624	2.2624
Weighted average grant date fair value, Exercisable	2.2624
Weighted average exercise price, Outstanding	5.8853	5.8853	5.8853
Weighted average exercise price, Vested	5.8853	$ 5.8853	5.8853
Weighted average exercise price, Exercisable	$ 5.8853
Share Incentive Plan 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options, Granted	2,370,000	5,519,320
Number of share options, Exercisable	3,925,600
Weighted average grant date fair value, Granted	$ 7.27	$ 5.1312
Weighted average grant date fair value, Exercised	5.5448	5.1487
Weighted average grant date fair value, Forfeited	5.5364	4.7675
Weighted average grant date fair value, Outstanding	6.1375	5.0436	0
Weighted average exercise price, Granted	0.0001	0.0001
Weighted average exercise price, Exercised	0.0001	0.0001
Weighted average exercise price, Forfeited	0.0001	0.0001
Weighted average exercise price, Outstanding	$ 0.0001	$ 0.0001	$ 0
Number of options, Unvested	3,925,600	3,071,250	0
Number of options, Vested	(1,299,150)	(2,413,570)
Number of options, Forfeited	(216,500)	(34,500)